Income Taxes (Components of Income from Continuing Operations Before Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Income Tax Disclosure [Abstract]
Tax Cuts and Jobs Act, Income Tax Expense (Benefit)	$ 113
Domestic income (loss)	(4,116)	$ (705)	$ 2,102
Foreign income (loss)	6,342	5,250	(277)
Income (loss) from continuing operations before income taxes	$ 2,226	$ 4,545	$ 1,825